REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE INFORMATION
Schedule of revenues

Revenues consisted of the following:

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Services
Live streaming	671,410,681	868,946,403	820,825,553
Advertising	35,383,571	45,452,681	53,881,336
Membership	36,738,369	71,227,203	128,809,051
Others	15,355,285	17,022,768	8,866,367
Total service revenues	758,887,906	1,002,649,055	1,012,382,307
Merchandise sales	—	28,674,389	64,209,123
Total revenues	758,887,906	1,031,323,444	1,076,591,430